Related Party Transactions (Details) $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2015 USD ($)	Feb. 12, 2015 USD ($)	Oct. 14, 2014 USD ($)	Mar. 28, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Dividend paid to DOC		$ 8,250,000			$ 1,500,000		$ 1,500,000	$ 8,250,000	$ 8,250,000	$ 2,150,000
Number of wireless spectrum licenses | item									176
Aggregate dividend declared									$ 8,250,000	2,150,000
Subscriber-related expenses					2,171,678	$ 2,167,880	4,323,105	4,272,976	8,511,404	8,066,642	$ 7,677,111
Subscriber-related revenue					3,709,800	3,693,872	7,370,465	7,284,576	14,524,510	14,130,607	13,559,511
Trade accounts receivable					821,177		821,177		822,505	902,186
Trade accounts payable					525,688		525,688		433,349	388,198
Equipment sales and other revenue					9,615	30,562	21,104	60,920	113,739	146,806	136,101
Blockbuster, Wireless and Other Segments
Related Party Transaction [Line Items]
Expenses associated with services					18,000	18,000	36,000	41,000	14,000	12,000	10,000
Dish Network
Related Party Transaction [Line Items]
Dividend paid to DOC	$ 8,250,000		$ 1,500,000	$ 650,000
Subscriber-related revenue					0	2,000	2,000	6,000
Dish Network | Advertising Sales [Member]
Related Party Transaction [Line Items]
Subscriber-related revenue									10,000	18,000	15,000
Blockbuster, Inc.
Related Party Transaction [Line Items]
Subscriber-related expenses											11,000
EchoStar
Related Party Transaction [Line Items]
Subscriber-related expenses					2,000	3,000	5,000	6,000	12,000	9,000	5,000
Trade accounts receivable					18,000		18,000		23,000	31,000
Trade accounts payable					316,000		316,000		263,000	236,000
Equipment sales and other revenue					$ 1,000	$ 13,000	$ 1,000	$ 26,000	$ 46,000	$ 62,000	$ 43,000